Subsequent Events -Schedule of average adjustments of consumer rates (Details) - Gas Distribution Tariff Adjustment Member	Jan. 24, 2025
Industrial [Member]
IfrsStatementLineItems [Line Items]
Percentage of average adjustments of consumer rates	0.18%
Co-generation [Member]
IfrsStatementLineItems [Line Items]
Percentage of average adjustments of consumer rates	0.44%
Automotive [Member]
IfrsStatementLineItems [Line Items]
Percentage of average adjustments of consumer rates	0.33%
Compressed Natural Gas / Liquefied Natural Gas [Member]
IfrsStatementLineItems [Line Items]
Percentage of average adjustments of consumer rates	1.32%